Long-term Debt - Components of Long-Term Debt (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Loan headquarter building	[1]	€ 0.0	€ 25.2
Other		9.0	11.8
Long-term debt		3,026.5	3,025.3
Less: current portion of long-term debt		0.0	25.2	[2]
Non-current portion of long-term debt		3,026.5	3,000.1	[2]
0.625 Percent Senior Notes Due 2022 [Member] [Domain]
Debt Instrument [Line Items]
Principal amount		494.5	487.8
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount		816.0	820.6
1.375 Percent Senior Notes Due 2026 [Member] [Domain]
Debt Instrument [Line Items]
Principal amount		964.6	947.8
One Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Seven [Member] [Domain] [Domain]
Debt Instrument [Line Items]
Principal amount		€ 742.4	€ 732.1

[1]	This loan related to our variable interest entity, see Note 13 Property, plant and equipment.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.